Financial instruments and risk management - Risk management (Details)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Concentration Risk [Line Items]
General payment terms	30 days
Trade accounts receivables | Geographic concentration risk | Western Canada
Concentration Risk [Line Items]
Concentration risk, percentage	100.00%	95.00%
Customer A | Total revenues | Major customers
Concentration Risk [Line Items]
Concentration risk, percentage	25.00%	15.00%	30.00%
Customer A | Accounts receivable and unbilled revenue | Major customers
Concentration Risk [Line Items]
Concentration risk, percentage	23.00%	4.00%
Customer B | Total revenues | Major customers
Concentration Risk [Line Items]
Concentration risk, percentage	23.00%	23.00%	10.00%
Customer B | Accounts receivable and unbilled revenue | Major customers
Concentration Risk [Line Items]
Concentration risk, percentage	20.00%	31.00%
Customer C | Total revenues | Major customers
Concentration Risk [Line Items]
Concentration risk, percentage	17.00%	6.00%	0.00%
Customer C | Accounts receivable and unbilled revenue | Major customers
Concentration Risk [Line Items]
Concentration risk, percentage	11.00%	10.00%
Customer D | Total revenues | Major customers
Concentration Risk [Line Items]
Concentration risk, percentage	8.00%	10.00%	13.00%
Customer D | Accounts receivable and unbilled revenue | Major customers
Concentration Risk [Line Items]
Concentration risk, percentage	11.00%	4.00%
Customer E | Total revenues | Major customers
Concentration Risk [Line Items]
Concentration risk, percentage	6.00%	31.00%	38.00%
Customer E | Accounts receivable and unbilled revenue | Major customers
Concentration Risk [Line Items]
Concentration risk, percentage	8.00%	11.00%